Income Taxes - Components of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of income tax (expense) benefit
Current, Federal	$ (2,772)	$ (1,290)	$ (170)
Current, Foreign	(3,035)	(3,004)	(2,995)
Current, State	(1,121)	(1,442)	(759)
Current, Total	(6,928)	(5,736)	(3,924)
Deferred, Federal	(345)	(4,418)	(2,386)
Deferred, Foreign	(696)	259	1,090
Deferred, State	158	162	(145)
Deferred, Total	(883)	(3,997)	(1,441)
Total income tax (expense) benefit, Federal	(3,117)	(5,708)	(2,556)
Total income tax (expense) benefit, Foreign	(3,731)	(2,745)	(1,905)
Total income tax (expense) benefit, State	(963)	(1,280)	(904)
Total income tax expense	$ (7,811)	$ (9,733)	$ (5,365)